Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  September 30, 2023

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  9/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.0%
	Municipal Bonds — 98.7% of Net Assets(a)
	Arizona — 0.5%
6,040,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 4,198,766
	Total Arizona	$4,198,766

	California — 6.1%
10,000,000(b)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, 10/1/31 (NATL Insured)	$ 7,217,700
16,695,000(b)(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	9,519,656
36,350,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,231,526
6,400,000	California Educational Facilities Authority, Stanford University, Series U-6, 5.00%, 5/1/45	6,760,896
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,144,996
5,000,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	3,451,700
2,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	1,159,980
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,090,120
1,905,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,021,986
5,000,000(d)(e)	San Diego Unified School District, Series R-2, 7/1/40	4,100,400
11,485,000	University of California, Series Q, 3.00%, 5/15/51	7,862,172
	Total California	$50,561,132

	Colorado — 1.5%
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	$ 4,683,571
5,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	4,484,850
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	3,233,550
	Total Colorado	$12,401,971

1Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Connecticut — 0.8%
2,000,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,002,640
5,985,000(d)	State of Connecticut, Series B, 2.00%, 6/1/36	4,255,694
	Total Connecticut	$6,258,334

	District of Columbia — 2.1%
9,715,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 9,887,636
84,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	7,619,640
	Total District of Columbia	$17,507,276

	Florida — 13.6%
2,935,000	Broward County Water & Sewer Utility Revenue, Series A, 3.00%, 10/1/41	$ 2,234,944
6,145,000	County of Hillsborough, 3.00%, 8/1/41	4,752,604
7,690,000	County of Hillsborough, 3.25%, 8/1/48	5,664,069
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36	4,736,665
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37	3,736,080
3,500,000	County of Hillsborough Utility Revenue, Series A, 2.00%, 8/1/40	2,243,010
2,360,000(d)	County of Miami-Dade, Series A, 4.00%, 7/1/38	2,199,709
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	6,907,800
18,500,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/49	15,994,360
2,500,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/32	2,364,600
4,645,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/34	4,216,313
22,255,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	14,879,916
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	820,190
15,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/52	13,006,200
7,485,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	4,328,426
16,500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	11,552,970
5,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/47	4,235,100
Pioneer AMT-Free Municipal Fund |  | 9/30/232

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
4,645,000(d)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	$ 4,019,504
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 7/1/43	4,382,450
	Total Florida	$112,274,910

	Georgia — 3.8%
4,800,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 4,303,296
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	1,748,362
2,870,000(d)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,444,436
4,790,000(d)	County of Fulton, Library Bond, 4.00%, 7/1/40	4,406,656
10,000,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	6,381,300
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	2,973,040
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,248,800
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,662,480
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.50%, 7/1/38	4,332,950
	Total Georgia	$31,501,320

	Illinois — 1.2%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.00%, 3/1/38	$ 936,220
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/36	1,429,155
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/37	2,039,541
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/47	2,570,820
90,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/33	92,263
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/36	1,019,900
2,010,000(c)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	2,105,575
	Total Illinois	$10,193,474

	Indiana — 0.3%
3,000,000	Indiana University, Series A, 4.00%, 6/1/42	$ 2,739,780
	Total Indiana	$2,739,780

3Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Maine — 0.5%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,230,100
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	1,011,800
1,000,000	Maine Turnpike Authority, 3.00%, 7/1/40	744,600
1,250,000	Maine Turnpike Authority, 4.00%, 7/1/45	1,105,075
	Total Maine	$4,091,575

	Maryland — 2.1%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.00%, 12/1/16	$ 537,750
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.00%, 12/1/16	239,000
3,745,000	University System of Maryland, Series A, 4.00%, 4/1/41	3,451,355
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/37 (CNTY GTD Insured)	4,354,981
6,165,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/45 (CNTY GTD Insured)	4,524,802
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	4,281,540
	Total Maryland	$17,389,428

	Massachusetts — 19.9%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,412,861
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,367,102
1,475,000(d)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,323,119
1,520,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,355,536
1,565,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,374,946
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	853,263
1,155,000(d)	City of Cambridge, 4.00%, 2/15/41	1,057,229
2,150,000(d)	City of Cambridge, 4.00%, 2/15/42	1,979,763
2,140,000(d)	City of Cambridge, 4.00%, 2/15/43	1,954,569
3,000,000(d)	City of Quincy, 2.00%, 6/1/46	1,780,020
Pioneer AMT-Free Municipal Fund |  | 9/30/234

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
1,860,000(d)	City of Revere, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	$ 1,186,048
2,000,000(d)	City of Revere, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,250,120
4,875,000(d)	City of Somerville, 2.125%, 10/15/40	3,249,383
4,980,000(d)	City of Somerville, 2.125%, 10/15/41	3,241,183
3,765,000(d)	City of Somerville, 4.00%, 5/1/52	3,191,741
15,000,000(d)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	9,604,500
1,300,000(d)	Concord & Carlisle Regional School District, 3.00%, 3/15/31	1,226,732
1,300,000(d)	Concord & Carlisle Regional School District, 3.00%, 3/15/33	1,203,735
7,345,000(d)	Dennis-Yarmouth Regional School District, 2.375%, 10/1/51	4,051,061
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.00%, 10/1/35	1,536,450
4,600,000	Massachusetts Development Finance Agency, Boston University, Series FF, 4.00%, 10/1/46	4,003,150
1,000,000	Massachusetts Development Finance Agency, Boston University, Series FF, 5.00%, 10/1/48	1,035,530
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	11,839,770
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,065,300
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	27,773,837
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,051,550
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,528,040
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	360,380
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	418,800
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.00%, 3/1/39	451,368
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,590,250
875,000(g)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	816,340
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	691,500
5Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Massachusetts — (continued)
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	$ 7,702,728
4,080,000(b)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,033,758
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	859,958
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/43	1,016,510
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	503,130
11,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	13,964,053
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	2,760,760
10,000,000(d)	Town of Brookline, 3.00%, 3/15/45	7,327,200
4,000,000(d)	Town of Hingham, 2.00%, 2/15/40	2,591,520
3,000,000(d)	Town of Milford, 2.00%, 12/1/40	1,899,780
2,200,000(d)	Town of Milford, 2.125%, 12/1/48	1,208,746
2,000,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.00%, 5/1/31	1,855,160
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,441,181
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,162,864
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	2,815,470
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	3,426,010
3,000,000(d)	Town of Swampscott, 3.00%, 3/1/52	2,085,570
1,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/41	909,530
2,370,000(d)	Town of Weymouth, 2.00%, 8/15/41	1,468,713
	Total Massachusetts	$164,857,817

	Michigan — 0.9%
10,000,000	Michigan State Building Authority, Series I, 3.00%, 10/15/45	$ 7,183,200
	Total Michigan	$7,183,200

Pioneer AMT-Free Municipal Fund |  | 9/30/236

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — 0.5%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 4,356,350
	Total Minnesota	$4,356,350

	Missouri — 0.4%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,420,480
	Total Missouri	$3,420,480

	Nebraska — 1.4%
3,870,000(d)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 2,328,231
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	9,601,807
	Total Nebraska	$11,930,038

	Nevada — 0.8%
3,500,000(d)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/43	$ 3,176,355
5,000,000(d)	State of Nevada, Series A, 2.00%, 5/1/41	3,063,300
	Total Nevada	$6,239,655

	New Hampshire — 1.3%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 4,615,400
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	2,949,200
1,185,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/47 (ST INTERCEPT Insured)	725,848
3,815,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/51 (ST INTERCEPT Insured)	2,217,431
	Total New Hampshire	$10,507,879

	New Jersey — 0.6%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 2,745,120
2,100,000	New Jersey Turnpike Authority, Series B, 4.50%, 1/1/48	2,041,116
	Total New Jersey	$4,786,236

	New York — 6.9%
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	$ 3,303,800
500,000	New York City Housing Development Corp., 4.80%, 2/1/53	471,435
7Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	New York — (continued)
5,000,000	New York City Housing Development Corp., Sustainability Bond, Series C, 2.75%, 2/1/51 (HUD SECT 8 FANNIE MAE Insured)	$ 3,025,250
3,000,000	New York City Housing Development Corp., Sustainability Development Bond, Series 1, 4.90%, 11/1/57 (REMIC FHA INS 542 (c) Insured)	2,791,560
40,000,000(b)	New York Counties Tobacco Trust, Series F, 6/1/60	2,064,800
10,000,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/42	7,501,300
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	7,769,670
1,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/35	991,180
6,885,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	7,083,081
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.00%, 10/1/46	10,347,100
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,498,510
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	3,334,988
1,740,916	New York State Housing Finance Agency, Series A, 1.65%, 5/15/39 (FNMA Insured)	1,101,408
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	776,390
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,514,025
	Total New York	$57,574,497

	North Carolina — 1.2%
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	$ 863,960
3,000,000	City of Charlotte Storm Water Revenue, 4.00%, 12/1/43	2,952,420
3,250,000	City of Charlotte Water & Sewer System Revenue, 2.25%, 7/1/50	1,805,018
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,026,192
	Total North Carolina	$9,647,590

	Ohio — 2.8%
8,900,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 7,666,460
Pioneer AMT-Free Municipal Fund |  | 9/30/238

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ohio — (continued)
2,500,000	Ohio State University, Series A, 4.00%, 12/1/48	$ 2,162,300
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	13,756,747
	Total Ohio	$23,585,507

	Oregon — 3.1%
5,000,000(d)	Clackamas County School District No 7J Lake Oswego, 4.00%, 6/1/43 (SCH BD GTY Insured)	$ 4,608,650
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	9,768,300
2,000,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,565,020
2,000,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,498,220
1,715,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,229,586
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	3,206,000
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52 (BAM-TCRS Insured)	3,853,900
	Total Oregon	$25,729,676

	Pennsylvania — 6.6%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 775,087
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	147,697
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,781,136
15,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	11,869,950
605,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/44	553,139
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,768,525
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	732,860
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	1,454,800
14,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	9,920,165
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	8,541,100
9Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/35	$ 2,394,925
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/36	3,577,875
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/37	2,301,000
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,593,290
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/45	1,227,456
	Total Pennsylvania	$54,639,005

	Puerto Rico — 0.2%
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	$ 1,420,170
	Total Puerto Rico	$1,420,170

	Rhode Island — 1.0%
7,050,000(h)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 3.226%, 9/1/47 (144A)	$ 5,171,246
20,000,000(b)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,488,800
	Total Rhode Island	$8,660,046

	South Carolina — 1.5%
5,000,000	City of Charleston Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 4,436,450
5,000,000(d)	County of Charleston, Series A, 2.00%, 11/1/39	3,295,700
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.00%, 10/1/33	5,029,355
	Total South Carolina	$12,761,505

	Texas — 8.1%
5,000,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	$ 3,356,300
6,500,000	Central Texas Turnpike System, Series A, 3.00%, 8/15/40	4,619,030
10,000,000	City of Houston Combined Utility System Revenue, Series C, 2.50%, 11/15/40	6,878,900
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	6,903,200
80,000(d)	Eagle Mountain & Saginaw Independent School District, 3.00%, 8/15/29 (PSF-GTD Insured)	74,873
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	6,628,600
Pioneer AMT-Free Municipal Fund |  | 9/30/2310

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	$ 965,090
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	438,185
5,000,000(d)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	4,406,650
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, Series B, 4.75%, 7/1/51	720,000
5,000,000	North Texas Tollway Authority, First Tier, Series A, 3.00%, 1/1/38	3,935,200
3,500,000(d)	State of Texas, Series B, 2.125%, 8/1/38	2,408,350
10,000,000(d)	Tarrant County College District, 2.00%, 8/15/37	6,996,300
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,270,965
1,295,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,206,331
1,625,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,440,205
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,500,000
5,000,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	3,901,550
5,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	4,572,250
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	4,467,650
	Total Texas	$66,689,629

	Utah — 1.1%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	$ 9,047,473
	Total Utah	$9,047,473

	Virginia — 5.4%
5,340,000(d)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 3,799,197
2,425,000(d)	City of Lynchburg, 2.375%, 8/1/39	1,679,191
2,505,000(d)	City of Lynchburg, 2.375%, 8/1/40	1,698,590
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,392,830
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	3,780,618
11Pioneer AMT-Free Municipal Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Virginia — (continued)
7,500,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, Series A, 4.00%, 10/1/52	$ 6,673,575
1,590,000	Loudoun County Sanitation Authority, 2.00%, 1/1/41	1,011,940
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	16,897,641
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	5,429,120
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	474,000
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	650,520
	Total Virginia	$44,487,222

	Washington — 2.5%
1,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,056,765
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	9,108,970
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	10,192,700
	Total Washington	$20,358,435

	Total Municipal Bonds (Cost $987,972,396)	$817,000,376

	U.S. Government and Agency Obligations — 0.3% of Net Assets
2,700,000(b)	U.S. Treasury Bills, 10/3/23	$ 2,699,605
	Total U.S. Government and Agency Obligations (Cost $2,699,208)	$2,699,605

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.0% (Cost $990,671,604)	$819,699,981
	OTHER ASSETS AND LIABILITIES — 1.0%	$8,328,255
	net assets — 100.0%	$828,028,236

Pioneer AMT-Free Municipal Fund |  | 9/30/2312

Schedule of Investments  |  9/30/23
(unaudited) (continued)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at September 30, 2023.
SCH BD GTY	School Board Guaranty.
SONYMA	State of New York Mortgage Agency
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $12,375,192, or 1.5% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Escrow to maturity.
(d)	Represents a General Obligation Bond.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2023.
(f)	Security is in default.
(g)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(h)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2023.
13Pioneer AMT-Free Municipal Fund |  | 9/30/23

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	21.2%
Education Revenue	17.3
Transportation Revenue	12.1
Development Revenue	7.5
Water Revenue	6.8
Tobacco Revenue	4.7
Other Revenue	1.0
General Revenue	0.9
Power Revenue	0.6
72.1%
General Obligation Bonds:	27.9%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$817,000,376	$—	$817,000,376
U.S. Government and Agency Obligations	—	2,699,605	—	2,699,605
Total Investments in Securities	$—	$819,699,981	$—	$819,699,981
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
Pioneer AMT-Free Municipal Fund |  | 9/30/2314